BORROWINGS	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
BORROWINGS
30.	BORROWINGS

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Bank borrowings (a)	145,779	57,680
Other borrowings (b)	110,978	145,192
	256,757	202,872
Secured (d)	252,896	199,165
Unsecured (d)	3,861	3,707
	256,757	202,872
Variable-rate borrowings (c)	116,792	30,686
Fixed-rate borrowings	139,965	172,186
	256,757	202,872
Carrying amount repayable:
Within one year	49,700	54,875
More than one year but not exceeding two years	14,821	15,072
More than two years but not exceeding five years	44,366	44,534
More than five years	147,870	88,391
	256,757	202,872
Less: amounts repayable within one year shown under current liabilities	49,700	54,875
Amounts shown under non-current liabilities	207,057	147,997

(a)

The balance of the bank borrowings as of December 31, 2018 mainly include the bank borrowings in Japan, the United States and Uruguay. The balance of the bank borrowings as of December 31, 2019 mainly include the bank borrowings in Japan, Czech and the United States. The change of the amount was mainly due to the lost control of subsidiaries in Uruguay.

(b)

The balance of the other borrowings as of December 31, 2018 and 2019 mainly include the borrowings in USA and Japan. The change of the amount was mainly due to the increase of other borrowings in Japan.

(c)

The Company has variable-rate bank borrowings which carried interest at one-month bank interest rate plus margin in Czech and Uruguay as at December 31, 2018, and in Czech as at December 31, 2019. The change of the amount was mainly due to the lost control of subsidiaries in Uruguay.

The effective interest rates on the Company’s borrowings as at December 31, 2018 and 2019 are as follows:

	At December 31,
	2018	2019
Effective interest rate:
Fixed-rate borrowings	3.18%	3.80%
Variable-rate borrowings	5.02%	4.80%

(d)	Details of this pledge are set out in Note 21(1).